Schedule H, Line 4i - Schedule of Assets (Held at End of Year) (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Entity Tax Identification Number	13-3180631
EBP, Plan Number	001
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Participant Loan, before Deemed Distribution	$ 29,315,929
Deemed distributions of participant loans	(253,140)	$ (198,891)
EBP, Asset Held for Investment, Participant Loan, after Deemed Distribution	29,062,789
EBP, Asset Held for Investment	$ 3,886,752,101
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	3.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	9.50%
Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 2,749,873,698
Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	104,417,642
EBP, Employer, Common Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 437,463,205
Investment, Identifier [Axis]: API Group Corp Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	78,000
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 2,984,280
Investment, Identifier [Axis]: Advanced Energy Inds Inc. Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	13,850
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 2,899,775
Investment, Identifier [Axis]: Alnylam Pharmaceuticals Inc. Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	6,325
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 2,515,136
Investment, Identifier [Axis]: Ameriprise Financial, Inc. Common Shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Number of Shares	892,163
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 437,463,205
Investment, Identifier [Axis]: BlackRock MSCI ACWI ex-US Index Fund Collective Investment Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	3,399,432
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 70,130,274
Investment, Identifier [Axis]: BlackRock Russell 2500 Index Fund Collective Investment Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	1,605,953
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 58,344,114
Investment, Identifier [Axis]: BlackRock US Debt Index Fund Collective Investment Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	2,887,737
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 37,178,174
Investment, Identifier [Axis]: BlackRock US Equity Index Fund Collective Investment Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	12,686,175
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 424,402,029
Investment, Identifier [Axis]: Boston Partners Large Cap Value Equity CIT (Class D) Collective Investment Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	3,465,023
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 164,588,576
Investment, Identifier [Axis]: Brown & Brown Inc. Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	25,075
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,998,478
Investment, Identifier [Axis]: CAVA Group Inc. Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	37,000
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 2,171,530
Investment, Identifier [Axis]: Caseys General Stores Inc. Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	5,373
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 2,969,711
Investment, Identifier [Axis]: Cloudfare Inc. Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	16,076
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 3,169,383
Investment, Identifier [Axis]: Columbia Trust Contrarian Core Fund Collective Investment Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Number of Shares	18,018,087
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 287,208,313
Investment, Identifier [Axis]: Columbia Trust Stable High Quality Income Fund Collective Investment Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Number of Shares	12,465,124
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 129,263,338
Investment, Identifier [Axis]: Columbia Trust Total Return Bond A Fund Collective Investment Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Number of Shares	10,232,467
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 130,873,250
Investment, Identifier [Axis]: Crane Holdings Co Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	18,508
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 3,413,430
Investment, Identifier [Axis]: Credo Technology Group Holding Ltd Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	13,925
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 2,003,668
Investment, Identifier [Axis]: Curtiss Wright Corp Com Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	7,820
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 4,310,931
Investment, Identifier [Axis]: D.R. Horton Inc. Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	12,350
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,778,771
Investment, Identifier [Axis]: Datadog Inc. Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	17,875
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 2,430,821
Investment, Identifier [Axis]: Dynatrace Inc. Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	56,000
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 2,427,040
Investment, Identifier [Axis]: EMCOR Group Inc. Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	7,079
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 4,330,861
Investment, Identifier [Axis]: Encompass Health Corp Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	24,900
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 2,642,886
Investment, Identifier [Axis]: Fair Issac, Inc. Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	1,500
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 2,535,930
Investment, Identifier [Axis]: Fastenal Co Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	60,025
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 2,408,803
Investment, Identifier [Axis]: GQG Partners International Equity CIT Fund (Class C) Collective Investment Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	8,615,832
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 164,696,794
Investment, Identifier [Axis]: Garmin Ltd Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	12,300
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 2,495,055
Investment, Identifier [Axis]: Guidewire Software Inc. Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	14,000
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 2,814,140
Investment, Identifier [Axis]: HEICO Corp Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	8,633
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 2,793,552
Investment, Identifier [Axis]: Halozyme Therapeutics Inc. Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	31,050
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 2,089,665
Investment, Identifier [Axis]: Houlihan Lokey Inc. Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	15,375
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 2,678,171
Investment, Identifier [Axis]: Idexx Corp Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	2,200
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,488,366
Investment, Identifier [Axis]: John Hancock Disciplined Value Mid Cap Trust CIT Collective Investment Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	2,519,822
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 84,741,634
Investment, Identifier [Axis]: MongoDB Inc. Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	6,475
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 2,717,493
Investment, Identifier [Axis]: Monolithic Power System Inc. Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	3,917
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 3,550,212
Investment, Identifier [Axis]: Ollie's Bargain Outlet Holdings Inc. Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	28,353
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 3,107,772
Investment, Identifier [Axis]: Penumbra Inc. Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	12,499
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 3,886,064
Investment, Identifier [Axis]: Peregrine Small Cap Growth CIT Fund Collective Investment Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	4,913,631
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 79,797,368
Investment, Identifier [Axis]: Pinterest Inc. Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	73,750
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,909,388
Investment, Identifier [Axis]: Principal/BlackRock Short-Term Investment Fund Collective Investment Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Number of Shares	12,940,290
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 12,940,290
Investment, Identifier [Axis]: Pure Storage Inc. Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	38,600
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 2,586,586
Investment, Identifier [Axis]: Quanta Services Inc. Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	6,959
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 2,937,116
Investment, Identifier [Axis]: Raymond James Financial Inc. Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	22,850
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 3,669,482
Investment, Identifier [Axis]: Ross Stores Inc. Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	15,000
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 2,702,100
Investment, Identifier [Axis]: Self-Directed Brokerage Account
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 565,934,767
Investment, Identifier [Axis]: Sprouts Farmers Markets LLC Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	19,650
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,565,516
Investment, Identifier [Axis]: Tapestry Inc. Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	28,662
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 3,662,144
Investment, Identifier [Axis]: Texas Roadhouse, Inc. Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	14,025
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 2,328,150
Investment, Identifier [Axis]: Toast Inc. Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	41,100
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,459,461
Investment, Identifier [Axis]: VOYA Target Solution Trust 2030 (Class 4) Collective Investment Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	3,579,289
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 112,795,495
Investment, Identifier [Axis]: VOYA Target Solution Trust 2035 (Class 4) Collective Investment Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	3,613,860
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 125,655,505
Investment, Identifier [Axis]: VOYA Target Solution Trust 2040 (Class 4) Collective Investment Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	3,095,456
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 119,422,320
Investment, Identifier [Axis]: VOYA Target Solution Trust 2045 (Class 4) Collective Investment Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	2,865,772
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 118,201,653
Investment, Identifier [Axis]: VOYA Target Solution Trust 2050 (Class 4) Collective Investment Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	1,835,486
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 76,504,460
Investment, Identifier [Axis]: VOYA Target Solution Trust 2055 (Class 4) Collective Investment Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	1,098,138
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 46,051,768
Investment, Identifier [Axis]: VOYA Target Solution Trust 2060 (Class 4) Collective Investment Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	1,048,401
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 31,287,557
Investment, Identifier [Axis]: VOYA Target Solution Trust 2065 (Class 4) Collective Investment Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	781,092
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 14,589,423
Investment, Identifier [Axis]: VOYA Target Solution Trust 2070 (Class 4) Collective Investment Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	113,237
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,203,993
Investment, Identifier [Axis]: VOYA Target Solution Trust Income (Class 4) Collective Investment Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	4,916,227
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 103,279,118
Investment, Identifier [Axis]: Victory Small Cap Value Collective Fund (75) Collective Investment Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	1,493,640
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 78,703,644
Investment, Identifier [Axis]: Viking Holdings Ltd Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	47,491
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 3,391,332
Investment, Identifier [Axis]: Wellington Trust NA CIF II Growth 2 Collective Investment Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	6,489,603
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 278,014,608
Investment, Identifier [Axis]: nVent Electric Plc Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	35,250
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 3,594,443